Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2024
Financial Instruments [Abstract]
Schedule of Financial Assets and Financial Liabilities	The financial assets and financial liabilities in the consolidated statements of financial position are classified by groups of financial instruments pursuant to IFRS 9, “Financial Instruments”:
		June 30,		December 31,
		2024	2023	2023
		Unaudited		Audited
	Note	USD in thousands

Financial assets:
Cash and cash equivalents		$316	$2,081	$2,141
Short-term deposits		2,308	-	3,000
Loans to related party		2,448	-	-
Trade receivables		19	43	22
Government authorities		74	100	62
Other receivables		97	715	203
Investments in financial assets		403	849	659

		$5,665	$3,788	$6,087

Financial liabilities:
Credit from others		$-	$-	$48
Warrants liability		345	1,714	532
Lease liability		64	-	76

Total financial and lease liabilities		$409	$1,714	$656